STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 4,276	$ 9,142	$ 8,827
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Begiining balance	11,659	11,468
Stock based compensation expense		191
Settled in iOx exchange	(11,659)
Ending balance		11,659	11,468
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Begiining balance	16,928	7,977
Stock based compensation expense	4,276	8,951
Settled in iOx exchange
Ending balance	$ 21,204	$ 16,928	$ 7,977